Pension benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Pension benefits
Note 30 - Pension benefits

Defined benefit plans

We have several defined benefit pension plans covering a number of our Norwegian employees. All the plans are administered by a life insurance company. Our net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service. The aggregated projected future benefit obligation is discounted to present value, from which the aggregated fair value of plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations.

Actuarial gains and losses are recognized in the Consolidated Statement of Operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10 percent of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

On retirement, or when an employee leaves the company, the member’s pension liability is transferred to the life insurance company administering the plan, and the pension plan no longer retains an obligation relating to the leaving member. This action is deemed to represent a settlement under U.S. GAAP, as it represents the elimination of significant risks relating to the pension obligation and related assets. Under settlement accounting, the portion of the net unrealized actuarial gains/losses corresponding to the relative value of the obligation reduction is recognized through the Consolidated Statement of Operations. However, settlement accounting is not required if the cost of all settlements in a year is not deemed to be significant in the context of the plan. We deem the settlement not to be significant when the cost of settlements in the year is less than the sum of service cost and interest cost in the year. In this case, the difference between the reduction in benefit obligation and the plan assets transferred to the life insurance company is recognized within “other comprehensive income,” rather than being recognized in the Consolidated Statement of Operations.

For onshore employees in Norway, who are participants in the defined benefit plans, the primary benefits are a retirement pension of approximately 66 percent of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. Most employees in this group may choose to start a pre-retirement pension at 62 years of age.

Consolidated Balance Sheet position

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Accrued pension liabilities - Non-current liabilities	2	4
Less: Deferred tax (Asset)	(1)	(1)
Shareholders' equity	1	3

Annual pension cost
We record pension costs in the period during which the services are rendered by the employees.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Service cost	3	2	1	2
Interest cost on prior years’ benefit obligation	1	1	—	2
Gross pension cost for the year	4	3	1	4
Expected return on plan assets	(1)	(1)	—	(1)
Net pension cost for the year	3	2	1	3
Impact of settlement/curtailment funded status	—	—	—	(1)
Total net pension cost	3	2	1	2

The funded status of the defined benefit plan

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Projected benefit obligations at end of period	40	37
Plan assets at market value	(39)	(33)
Accrued pension liabilities	1	4

Change in projected benefit obligations

	Successor		Predecessor
(In $ millions)	December 31, 2019	December 31, 2018	June 30, 2018
Projected benefit obligations at beginning of period	37	36	38
Interest cost	1	1	—
Service cost	3	1	1
Benefits paid	(2)	(1)	(1)
Change in unrecognized actuarial gain	—	2	(2)
Foreign currency translations	1	(2)	—
Projected benefit obligations at end of period	40	37	36

Change in pension plan assets

	Successor		Predecessor
(In $ millions)	December 31, 2019	December 31, 2018	June 30, 2018
Fair value of plan assets at beginning of year	33	33	33
Estimated return	1	1	—
Contribution by employer	6	—	2
Administration charges	—	—	—
Benefits paid	(2)	(1)	(1)
Actuarial gain	—	2	(1)
Foreign currency translations	1	(2)	—
Fair value of plan assets at end of year	39	33	33

The accumulated benefit obligation for all defined benefit pension plans was $37 million and $33 million at December 31, 2019 (Successor) and 2018 (Successor), respectively.

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. We periodically review the assumptions used and adjust them and the recorded liabilities as necessary.

During the year ended December 31, 2017, a number of employees left and as a result, the defined benefit scheme transferred the pension liability for these employees to the life insurance company administering the scheme. The difference between the reduction in benefit obligation and the plan assets transferred to the life insurance company has been recognized within “Other comprehensive income.” The settlement is not deemed to be significant in the context of the overall scheme and as such net unrecognized actuarial losses have not been recycled as a result of the settlement.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating our pension expense and liabilities. We evaluate assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan’s portfolios. The discount rate is based on the covered bond rate in Norway. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations

	Successor		Predecessor
	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Rate of compensation increase at the end of year	2.25%	2.75%	2.50%	2.50%
Discount rate at the end of year	2.30%	2.60%	2.40%	2.40%
Prescribed pension index factor	2.00%	2.00%	2.00%	1.50%
Expected return on plan assets for the year	2.60%	2.60%	2.40%	2.40%
Employee turnover	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	2.50%	2.25%	2.25%

The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:

Pension benefit plan assets

	Successor	Successor
	December 31, 2019	December 31, 2018
Equity securities	13.6%	12.7%
Debt securities	58.4%	70.0%
Real estate	11.0%	9.9%
Money market	16.5%	6.9%
Other	0.5%	0.5%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. We diversify our allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Cash flows - Contributions expected to be paid

The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2020-2029. The expected payments are based on the assumptions used to measure our obligations at December 31, 2019 and include estimated future employee services.

(In $ millions)	December 31, 2019
2020	4
2021	2
2022	2
2023	3
2024	2
2025-2029	13
Total payments expected during the next 10 years	26

Defined contribution and other plans

We made contributions to personal defined contribution pension and other plans totaling $16 million for the year ended December 31, 2019 and $9 million for the period from July 2, 2018 through December 31, 2018 (Successor) and $10 million for the period from January 1, 2018 through July 1, 2018 (Predecessor). For the year to December 31, 2017 (Predecessor) the charge was $17 million. These were charged as operational expenses as they became payable.